Notes Payable	12 Months Ended
Dec. 31, 2022
Notes Payable [Abstract]
NOTES PAYABLE

10. NOTES PAYABLE

In January, 2019, BioLite Taiwan entered an unsecured loan agreement with one individual bearing interest at fixed rates at 12% per annum of NT$3,000,000, equivalent to $106,800, for working capital purpose. On September 11, 2021 the outstanding balance has been repaid in full.

As of December 31, 2022 and 2021, the balance due to this individual amounted to both $0. Interest expense was $0 and $8,592 for the years ended December 31, 2022 and 2021, respectively.